Significant accounting judgments, estimates and assumptions	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

3. Significant accounting judgments, estimates and assumptions

The preparation of condensed interim consolidated financial statements requires the directors and management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical estimates and judgments applied by management that most significantly affect the Company’s condensed interim consolidated financial statements. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Investments (level 3)

Where the fair values of financial assets and financial liabilities recorded on the condensed interim consolidated statements of financial position, cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible; where observable market data is not available, Management’s judgment is required to establish fair values.

Share based compensation

Management is required to make certain estimates when determining the fair value of stock options awards, and the number of awards that are expected to vest. These estimates affect the amount recognized as stock-based compensation in the statements of income and comprehensive income based on estimates of volatility, forfeitures and expected lives of the underlying stock options which are at a maximum of 36 months vesting period.

Warrant Liability:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations and comprehensive loss.

The warrants are not precluded from equity classification and are accounted for as such on the date of issuance and will be on each consolidated balance sheet date thereafter. As the warrants are equity classified, they are initially measured at fair value (or allocated value).

Derivative Financial Instrument:

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss. For derivative instruments that are classified as equity, the derivative instruments are initially measured at fair value (or allocated value), and subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Going Concern

Preparation of the condensed interim consolidated financial statement on a going concern basis, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets, including its intangible assets and to meet its liabilities as they become due.

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

3. Significant accounting judgments, estimates and assumptions (continued)

Useful life of Assets

Significant judgement is involved in determination of useful life for the property plant and equipment and intangible assets. Management assesses the reasonability of the useful life on an annual basis to record the depreciation of the intangibles and property plant and equipment.

The intangible assets were initially assigned a useful life of 5 years. However, in June 2024, based on a reassessment of the software’s expected utility, the Company revised its estimate of the useful life to 7 years.

3. Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires the directors and management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, and revenue and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the critical estimates and judgments applied by management that most significantly affect the Company’s consolidated financial statements. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Investments (level 3)

Where the fair values of financial assets and financial liabilities recorded on the consolidated statements of financial position, cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible; where observable market data is not available, Management’s judgment is required to establish fair values.

Share based compensation

Management is required to make certain estimates when determining the fair value of stock options awards, and the number of awards that are expected to vest. These estimates affect the amount recognized as stock-based compensation in the statements of income and comprehensive income based on estimates of volatility, forfeitures and expected lives of the underlying stock options which are at a maximum of 36 months vesting period.

Warrant Liability:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations and comprehensive loss.

The warrants are not precluded from equity classification and are accounted for as such on the date of issuance and will be on each consolidated balance sheet date thereafter. As the warrants are equity classified, they are initially measured at fair value (or allocated value).

Derivative Financial Instrument:

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, Derivatives and Hedging (“ASC 815”). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss. For derivative instruments that are classified as equity, the derivative instruments are initially measured at fair value (or allocated value), and subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities at the dates of the consolidated financial statements, and the reported amount of expenses during the reporting periods. Actual results could differ from those estimates.

Going Concern

Preparation of the consolidated financial statement on a going concern basis, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Should the Company be unable to continue as a going concern, it may be unable to realize the carrying value of its assets, including its intangible assets and to meet its liabilities as they become due

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)

3. Significant accounting judgments, estimates and assumptions (continued)

Useful life of Assets

Significant judgement is involved in determination of useful life for the property plant and equipment and intangible assets. Management assesses the reasonability of the useful life on an annual basis to record the depreciation of the intangibles and property plant and equipment.

The intangible assets were initially assigned a useful life of 5 years. However, in June 2024, based on a reassessment of the software’s expected utility, the Company revised its estimate of the useful life to 7 years.

This change in estimate has been accounted for prospectively in accordance with ASC 250, Accounting Changes and Error Corrections. The revision impacts the future amortization of these intangible assets, aligning the amortization period with the updated estimate of their economic benefit. In accordance with its policy, the Company reviews the estimated useful lives of intangible assets on an ongoing basis. This review indicated that the actual lives of certain intangible assets were longer than the estimated useful lives used for amortization purposes in the Company’s consolidated financial statements. As a result, effective June 1, 2024, the Company changed its estimated useful life of intangible assets to better reflect the estimated periods during which these assets will remain in service. The estimated useful life of intangible assets was previously 5 years were increased to 7 years. The effect of this change in estimate was to reduce the 2024 amortization expense by $41,740, decrease 2024 net loss by $41,740, and decrease 2024 basic and diluted loss per share by $0.01.